Commitments and Contingencies	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Commitments and contingencies

10. Commitments and contingencies

Exit or Disposal Activities

During fiscal year 2019, the Company relocated its corporate headquarters from Hallandale Beach, Florida to Plano, Texas. As a result of this relocation, the Company vacated a portion of its leased properties in Hallandale Beach and recognized an exit obligation charge and related exit obligation liability on the cease-use date, in accordance with ASC 420, Exit or Disposal Cost Obligations. In fiscal year 2020, the Company vacated the remaining portion of the leased property in Hallandale Beach and recognized an exit obligation charge and related liability on the cease-use date for the remaining portion of the property. A summary of the exit liability and related activity for the periods presented is as follows:

Exit Cost
Obligation – Leases
Exit cost obligation at December 26, 2020	$615
Accretion	6
Payments	(273)
Exit cost obligation at September 25, 2021	$348

The charges, recorded as selling, general and administrative expenses on the condensed consolidated statements of operations, primarily included the present value of the remaining lease obligation on the cease use dates, net of estimated sublease income.

The current and non-current components of the exit liabilities related to the leased property were included within accounts payable and accrued liabilities and other long-term liabilities on the condensed consolidated balance sheets, respectively, as follows:

	September 25, 2021	December 26, 2020
Accounts payable and accrued liabilities	$348	$360
Other long-term liabilities	—	255
Total exit cost obligation	$348	$615

Litigation

The Company is exposed to various asserted and unasserted potential claims encountered in the normal course of business. Although the outcomes of potential legal proceedings are inherently difficult to predict, the Company does not expect the resolution of these occasional legal proceedings to have a material effect on its financial position, results of operations, or cash flow.